Not FDIC Insured May Lose Value No Bank Guarantee
39211-Q3PH

Schedule of Investments
(unaudited)
Putnam Short-Term Municipal Income Fund 2
Notes to Schedule of Investments 12

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2025
Putnam Short-Term Municipal Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Alabama 3.8%
a
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... $ 2,000,000 $ 1,992,632
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 500,000 535,924
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 1,750,000 1,834,419
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 2,500,000 2,500,091
6,863,066
Alaska 0.9%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 5% , 10/01/28 ............................................... 1,530,000 1,622,803
Arizona 2.8%
Arizona Board of Regents , University of Arizona (The) , Revenue , 2016 B , Refunding ,
5% , 6/01/46 ...................................................... 3,265,000 3,305,732
a
Coconino County Pollution Control Corp. , Nevada Power Co. , Revenue , 2017 B ,
Refunding , Mandatory Put , 3.75% , 3/31/26 ............................... 750,000 751,394
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.25% , 12/01/25 ................. 1,000,000 1,004,725
5,061,851
California 10.3%
a
California Community Choice Financing Authority , Revenue , 2024 G , Mandatory Put ,
5% , 8/01/32 ...................................................... 2,000,000 2,086,546
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/26 ................................ 100,000 101,653
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2013 A , 4% , 3/01/43 ... 230,000 187,106
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 A ,
3.85% , 11/15/27 ................................................. 1,500,000 1,501,407
a
California Housing Finance Agency , Revenue , 2023 A-2 , FHA Insured , Mandatory Put ,
3.6% , 8/01/26 .................................................... 2,500,000 2,507,485
California Municipal Finance Authority ,
California Lutheran University , Revenue , 2018 , Refunding , 5% , 10/01/26 ........ 570,000 581,744
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 4% , 10/01/30 165,000 166,238
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 104,065
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... 115,000 121,528
a
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 2,000,000 1,948,793
City of Fontana ,
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/30 .......... 235,000 252,699
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/31 .......... 245,000 263,746
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/32 .......... 260,000 280,088
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/34 .......... 400,000 429,408
City of Los Angeles , Revenue , 2025 , 5% , 6/25/26 ........................... 1,500,000 1,536,260
a
City of San Jose , Allied 1510 Parkmoor LP , Revenue , 2023 F-2 , Mandatory Put , 5% ,
6/01/26 ......................................................... 2,000,000 2,032,271
FHLMC, Multi-family ML Pass-Through Certificates ,
2019-ML05 , ACA , 3.35% , 11/25/33 ..................................... 453,147 434,325
2019-ML06 , A-US , 2.543% , 6/25/37 .................................... 924,708 802,598
Los Angeles Department of Water & Power ,
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/33 ................... 1,240,000 1,279,846
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/28 ................... 1,000,000 1,053,464

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Mountain View School District , School Facilities Improvement District No. 2 , GO , 2024 ,
3.48%, 7/01/29 ................................................... $ 1,000,000 $ 877,126
18,548,396
Colorado 0.9%
a
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2019 B-2 , Mandatory Put , 5% , 8/01/26 .................................. 1,000,000 1,007,201
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 525,000 557,999
1,565,200
Connecticut 0.6%
a
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2014 A , Mandatory Put , 2.8% , 2/10/26 .................................. 1,000,000 1,000,246
Florida 8.9%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 250,000 250,644
a
Broward County Housing Finance Authority ,
Pinnacle 441 Phase 2 LLC , Revenue , 2023 , Mandatory Put , 4.05% , 3/01/26 ...... 1,000,000 1,005,979
St. Joseph Manor II LLLP , Revenue , 2023 , Mandatory Put , 3.5% , 4/01/26 ........ 1,000,000 1,000,016
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/30 ....... 1,250,000 1,366,001
East Nassau Stewardship District , Special Assessment , 2025 , 4.1% , 5/01/30 ....... 1,605,000 1,613,324
Florida Housing Finance Corp. ,
Revenue , 2022-1 , GNMA Insured , 3.5% , 7/01/52 .......................... 1,580,000 1,587,874
a
Northside Property III Ltd. , Revenue , 2023 B , GNMA Insured , Mandatory Put , 5% ,
2/01/26 ........................................................ 2,295,000 2,315,135
Lakewood Ranch Stewardship District ,
d
Special Assessment , 2025 , 5% , 5/01/30 ................................. 285,000 295,670
Assessments , Special Assessment , 2023 , 5.4% , 5/01/28 .................... 145,000 148,414
a
Miami-Dade County Housing Finance Authority ,
Fairfield Miami Gardens LP , Revenue , 2023 B , Mandatory Put , 4.05% , 9/01/25 .... 1,500,000 1,500,000
Quail Roost Transit Village I Ltd. , Revenue , 2023 , Mandatory Put , 5% , 9/01/25 .... 500,000 500,000
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 355,000 362,407
a
Polk County Housing Finance Authority , Episcopal Catholic Apartments Owner LLLP ,
Revenue , 2023 , Mandatory Put , 4.15% , 6/01/26 ........................... 3,000,000 3,026,145
St. Johns County Industrial Development Authority , Life Care Ponte Vedra Obligated
Group , Revenue , 2021 A , Refunding , 4% , 12/15/28 ........................ 200,000 196,986
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 125,000 134,481
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ 200,000 219,782
b
Westview South Community Development District , Special Assessment , 144A, 2025 ,
4.05% , 5/01/30 ................................................... 500,000 502,233
16,025,091
Georgia 2.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 100,000 105,240
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 100,000 107,657
DeKalb County Housing Authority , HADC Park at 500 LLC , Revenue , 2024 , 4% ,
3/01/34 ......................................................... 780,000 773,564
a
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, Second
Series , 2009-2 , Mandatory Put , 3.875% , 3/06/26 .......................... 500,000 502,029
a
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 1,000,000 1,014,992

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
a
Main Street Natural Gas, Inc., (continued)
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... $ 1,000,000 $ 1,014,632
Revenue , 2024 D , Mandatory Put , 5% , 4/01/31 ........................... 500,000 533,008
4,051,122
Hawaii 0.3%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 535,000 543,513
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2016 H , GNMA Insured , 3% , 9/21/46 383,000 340,627
Illinois 1.7%
Cook & DuPage Counties Combined School District No. 113A Lemont Bromberek , GO ,
2021 , 3% , 1/01/35 ................................................. 725,000 672,100
a,e
Illinois Finance Authority , Field Museum of Natural History , Revenue , 2019 , Refunding ,
Mandatory Put , 4.238% , ( SOFR + 1.15% ), 9/01/25 ......................... 500,000 499,767
d
State of Illinois , GO , 2025 A , 4.1% , 9/01/26 ................................ 1,800,000 1,799,626
2,971,493
Indiana 1.5%
a
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 1,000,000 1,012,005
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/28 .... 755,000 782,738
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/29 .... 795,000 833,318
2,628,061
Kentucky 4.3%
a
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2020 , Refunding , Mandatory Put , 3.875% , 9/01/28 ................. 2,250,000 2,214,175
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 1,000,000 1,012,815
Kentucky Public Energy Authority ,
a
Revenue , 2020 A , Mandatory Put , 4% , 6/01/26 ............................ 1,040,000 1,046,184
Revenue , 2024 A , 5% , 7/01/27 ........................................ 525,000 541,284
Revenue , 2024 A , 5% , 7/01/28 ........................................ 1,000,000 1,045,299
a
Revenue , 2024 B , Refunding , Mandatory Put , 5% , 8/01/32 ................... 750,000 799,657
a
Revenue , 2025 A , Refunding , Mandatory Put , 5.25% , 12/01/29 ................ 1,000,000 1,065,109
7,724,523
Louisiana 3.1%
a
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2013 C , Refunding ,
Mandatory Put , 4.2% , 9/01/28 ........................................ 1,500,000 1,513,534
Louisiana Public Facilities Authority ,
a,b
ElementUS Minerals LLC , Revenue , 144A, 2023 , Mandatory Put , 5% , 11/01/25 ... 1,000,000 1,002,209
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 B , Refunding , 5% ,
5/15/30 ........................................................ 1,000,000 1,092,988
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 2,000,000 2,018,242
5,626,973
Maine 0.3%
Maine Governmental Facilities Authority , State of Maine , Revenue , 2025 A , 5% ,
10/01/28 ........................................................ 500,000 538,591

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 5% , 6/01/29 ............................... $ 200,000 $ 211,390
Massachusetts 1.4%
City of Quincy , GO , 2025 , 5% , 7/24/26 .................................... 1,000,000 1,022,442
Massachusetts Development Finance Agency ,
b
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 4.25% , 7/01/34 ................ 450,000 446,249
Emerson College , Revenue , 2025 , Refunding , 5% , 1/01/27 .................. 1,010,000 1,037,010
2,505,701
Michigan 0.8%
City of Detroit , GO , 2023 B , 6.844% , 5/01/28 ............................... 295,000 304,030
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 890,000 900,388
Flint Hospital Building Authority , Hurley Medical Center , Revenue , 2013 B , 4.75% ,
7/01/28 ......................................................... 320,000 319,990
1,524,408
Minnesota 0.9%
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 11/15/36 ............................................ 825,000 839,225
City of Wadena ,
Astera Health , Revenue , 2024 A , 5% , 12/01/26 ........................... 195,000 200,125
Astera Health , Revenue , 2024 A , 5% , 12/01/30 ........................... 375,000 409,321
Northern Municipal Power Agency , Revenue , 2023 , 5% , 1/01/26 ................ 255,000 256,948
1,705,619
Missouri 2.3%
Health & Educational Facilities Authority of the State of Missouri ,
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/39 ........ 725,000 725,626
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
5% , 5/01/28 .................................................... 500,000 505,295
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/27 ................... 1,000,000 1,027,961
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/30 ................... 1,000,000 1,058,522
City of Kansas City Airport , Revenue , 2020 A , 5% , 3/01/26 ................... 500,000 505,195
Poplar Bluff Regional Transportation Development District , Sales Tax , Revenue , 2023
B , Refunding , 3.375% , 12/01/31 ....................................... 345,000 336,981
4,159,580
Montana 1.0%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 1,300,000 1,328,680
Montana Board of Housing ,
Revenue , 2014 A-2 , 3% , 12/01/43 ..................................... 5,000 4,989
a
Aspen Village Housing Partners LP , Revenue , 2025 , Mandatory Put , 2.9% , 12/01/26 400,000 399,956
1,733,625
Nebraska 0.6%
Central Plains Energy Project , Revenue , 2017 A , Refunding , 5% , 9/01/30 ......... 1,000,000 1,064,421
Nevada 0.8%
County of Clark Department of Aviation , Jet Aviation Fuel Tax , Revenue , 2022 A ,
Refunding , 5% , 7/01/26 ............................................. 500,000 509,501

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
County of Humboldt , Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , 3.55% ,
10/01/29 ........................................................ $ 1,000,000 $ 1,016,821
1,526,322
New Hampshire 0.3%
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 500,000 525,700
New Jersey 2.5%
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 1,000,000 1,009,458
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 2,000,000 2,028,352
a
New Jersey Economic Development Authority , New Jersey-American Water Co., Inc. ,
Revenue , 2019 A , Refunding , Mandatory Put , 2.2% , 12/03/29 ................. 500,000 453,837
New Jersey Higher Education Student Assistance Authority , Revenue, Senior Lien ,
2018 B , Refunding , 5% , 12/01/26 ...................................... 1,015,000 1,036,403
4,528,050
New Mexico 2.4%
City of Farmington ,
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 1,000,000 1,020,496
Public Service Co. of New Mexico , Revenue , 2016 B , Refunding , 2.15% , 4/01/33 .. 250,000 212,647
a
New Mexico Mortgage Finance Authority ,
JLG NM ABQ 2023 LLLP , Revenue , 2023 , Mandatory Put , 5% , 9/01/25 ......... 2,000,000 2,000,000
JLG NM SAF 2023 LLLP , Revenue , 2023 , Mandatory Put , 3.73% , 12/01/25 ...... 1,000,000 1,001,375
4,234,518
New York 4.4%
a
Long Island Power Authority , Revenue , 2021 B , Refunding , Mandatory Put , 1.5% ,
9/01/26 ......................................................... 200,000 196,999
b
Monroe County Industrial Development Corp. , Eugenio Maria de Hostos Charter
School , Revenue , 144A, 2024 A , 5% , 7/01/34 ............................. 825,000 834,128
a
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 1,750,000 1,839,657
New York State Dormitory Authority ,
Pace University , Revenue , 2024 A , 5.25% , 5/01/27 ......................... 175,000 181,752
Pace University , Revenue , 2024 A , 5.25% , 5/01/28 ......................... 300,000 315,280
Pace University , Revenue , 2024 A , 5.25% , 5/01/29 ......................... 225,000 239,832
St. Joseph's University , Revenue , 2021 , 5% , 7/01/26 ....................... 200,000 201,400
St. Joseph's University , Revenue , 2021 , 5% , 7/01/28 ....................... 75,000 76,464
St. Joseph's University , Revenue , 2021 , 5% , 7/01/29 ....................... 75,000 76,743
St. Joseph's University , Revenue , 2021 , 5% , 7/01/30 ....................... 75,000 76,642
New York Transportation Development Corp. ,
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 225,000 226,055
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 1,000,000 1,064,927
Port Authority of New York & New Jersey , Revenue , 207th , Refunding , 5% , 9/15/25 .. 960,000 960,789
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 1,500,000 1,559,318
7,849,986
North Carolina 3.2%
a
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 E , Mandatory Put , 0.8% , 10/31/25 ......................... 2,000,000 1,991,594
a
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.75% , 11/01/25 ... 3,000,000 3,000,645

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission ,
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024
B-1 , 4.25% , 10/01/28 ............................................. $ 250,000 $ 250,103
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024
B-2 , 3.75% , 10/01/28 ............................................. 500,000 500,172
5,742,514
North Dakota 0.8%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 1,000,000 1,001,215
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 500,000 500,207
1,501,422
Ohio 4.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/25 255,000 255,902
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/27 180,000 187,404
American Municipal Power, Inc. , City of Wapakoneta , Revenue , 2025 , 4% , 6/17/26 .. 1,000,000 1,008,505
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/32 ........................................ 375,000 400,296
a
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 1,250,000 1,329,297
a
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 B ,
Refunding , Mandatory Put , 4% , 6/01/27 ................................. 500,000 509,435
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5% , 1/01/26 .. 100,000 100,535
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/27 .............. 435,000 442,897
a
Ohio Housing Finance Agency , At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% ,
5/01/28 ......................................................... 500,000 505,916
State of Ohio , Department of Transportation , Revenue , 2015 , 5% , 12/31/25 ........ 940,000 941,156
Youngstown State University , Revenue , 2016 , Refunding , 5% , 12/15/30 ........... 1,535,000 1,573,340
7,254,683
Pennsylvania 3.0%
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 800,000 811,072
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , 5% , 12/31/29 .............. 270,000 289,979
Pennsylvania Housing Finance Agency ,
Revenue , 2021-135 A , 3% , 10/01/51 ................................... 1,185,000 1,179,351
Revenue , 2025-149 A , 5% , 4/01/26 .................................... 270,000 273,784
Revenue , 2025-149 A , Refunding , 5% , 10/01/26 ........................... 250,000 256,253
Pennsylvania Turnpike Commission ,
Revenue, Third Series , 2016 A-3 , Refunding , 5% , 12/01/36 .................. 1,000,000 1,017,567
Oil Franchise Tax , Revenue , 2018 A , 5% , 12/01/48 ......................... 1,215,000 1,220,995
Philadelphia Authority for Industrial Development , Independence Charter School West ,
Revenue , 2019 , 4% , 6/15/29 ......................................... 305,000 299,848
5,348,849
South Carolina 0.5%
b
County of Lancaster , Roselyn Residential Improvement District , Special Assessment ,
144A, 2025 , 4.25% , 6/01/30 .......................................... 400,000 400,844
South Carolina Public Service Authority ,
Revenue , 2022 C , Refunding , 5% , 12/01/25 .............................. 355,000 357,020

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue , 2022 E , 5% , 12/01/25 ....................................... $ 150,000 $ 150,854
908,718
Tennessee 3.5%
a
Knoxville's Community Development Corp. ,
DGA Grosvenor Square LP , Revenue , 2022 , Mandatory Put , 4% , 6/01/26 ........ 3,000,000 3,017,088
DGA Holston LP , Revenue , 2022 , Mandatory Put , 3.75% , 6/01/26 .............. 1,750,000 1,759,863
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5% , 7/01/26 ...... 50,000 50,909
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 1,500,000 1,523,451
6,351,311
Texas 11.3%
a
City of Dallas Housing Finance Corp. , Ash Creek Housing LLC , Revenue , 2023 , FHA
Insured , Mandatory Put , 5% , 12/01/25 .................................. 2,750,000 2,763,999
City of Galveston ,
Wharves & Terminal , Revenue, First Lien , 2024 A , 5% , 8/01/28 ................ 500,000 523,283
Wharves & Terminal , Revenue, First Lien , 2024 A , 5% , 8/01/29 ................ 350,000 370,764
Wharves & Terminal , Revenue, First Lien , 2024 A , 5% , 8/01/30 ................ 500,000 533,813
Wharves & Terminal , Revenue, First Lien , 2024 A , 5% , 8/01/31 ................ 1,000,000 1,070,292
City of Houston , Airport System , Revenue , 2023 A , Refunding , AG Insured , 5% ,
7/01/26 ......................................................... 1,000,000 1,019,583
b
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 142,000 142,526
City of Pflugerville , GO , 2025 , 5% , 8/01/26 ................................ 1,000,000 1,022,542
County of Harris , Toll Road , Revenue, Senior Lien , 2015 B , Refunding , 5% , 8/15/36 . 1,100,000 1,100,955
County of Hidalgo ,
GO , 2025 , Refunding , 5% , 8/15/26 ..................................... 300,000 306,976
GO , 2025 , Refunding , 5% , 8/15/27 ..................................... 100,000 104,729
a
El Paso Independent School District , GO , 2020 , Mandatory Put , 5% , 8/01/26 ....... 2,500,000 2,522,388
Forney Independent School District ,
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/26 ......................... 150,000 153,703
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 ......................... 500,000 524,622
Fort Bend Independent School District ,
a
GO , 2021 B , Refunding , PSF Guaranty , Mandatory Put , 0.72% , 8/01/26 ......... 800,000 779,971
GO , 2025 A , Refunding , PSF Guaranty , 5% , 8/15/26 ....................... 1,000,000 1,024,876
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 600,000 606,894
a
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 1,000,000 1,012,765
San Antonio Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% ,
8/15/26 ......................................................... 750,000 768,227
Sherman Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/26 ...... 525,000 531,157
a
Tarrant County Cultural Education Facilities Finance Corp. ,
Baylor Scott & White Health Obligated Group , Revenue , 2022 E , Mandatory Put , 5% ,
5/15/26 ........................................................ 650,000 656,663
Texas Health Resources Obligated Group , Revenue , 2025 B , Refunding , Mandatory
Put , 5% , 11/15/29 ................................................ 1,600,000 1,733,803
Texas State Affordable Housing Corp. , Revenue , 2011 A , GNMA Insured , 5.25% ,
9/01/28 ......................................................... 30,000 30,656
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 110,000 113,342
University of North Texas System , Revenue , 2025 A , Refunding , 5% , 4/15/28 ...... 785,000 837,390
20,255,919

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 1.5%
City of Salt Lake City , Airport , Revenue , 2017 A , 5% , 7/01/29 ................... $ 500,000 $ 516,638
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/26 .............................................. 100,000 101,808
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. 220,000 234,459
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/26 .............................................. 255,000 259,191
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 100,000 103,839
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 100,000 106,161
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 100,000 108,037
Utah Infrastructure Agency ,
Revenue , 2019 , 5% , 10/15/27 ........................................ 455,000 471,557
Revenue , 2019 , 5% , 10/15/29 ........................................ 500,000 531,579
Revenue , 2021 , 3% , 10/15/26 ........................................ 250,000 249,206
2,682,475
Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/25 ....................................................... 125,000 125,087
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/30 ....................................................... 1,000,000 1,031,456
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 200,000 204,200
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 160,000 166,725
1,527,468
Virginia 1.5%
James City County Economic Development Authority , Williamsburg Landing, Inc.
Obligated Group , Revenue , 2024 C-2 , 5.5% , 12/01/28 ...................... 170,000 170,115
Virginia Public School Authority , Revenue , 2014 B , 3% , 8/01/26 ................. 1,585,000 1,585,486
a
Virginia Small Business Financing Authority , Pure Salmon Virginia LLC , Revenue ,
2022 , Mandatory Put , 4% , 11/20/25 .................................... 1,000,000 1,000,688
2,756,289
Washington 4.6%
a
City of Seattle , Municipal Light & Power , Revenue , 2021 B , Refunding , Mandatory Put ,
2.98% , ( SIFMA Municipal Swap Index + 0.25% ), 11/01/26 ................... 1,500,000 1,485,804
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 5.75% ,
12/01/26 ........................................................ 660,000 676,001
King County Housing Authority , Revenue , 2008 , 5.5% , 5/01/38 ................. 2,500,000 2,503,192
Port of Seattle ,
Revenue , 2018 B , 5% , 5/01/27 ........................................ 1,000,000 1,033,558
Revenue , 2024 B , Refunding , 5% , 7/01/28 ............................... 1,500,000 1,591,306
b
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/29 ........................................................ 630,000 672,347
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/30 ........................................................ 300,000 323,431
8,285,639

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 14 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.4%
Public Finance Authority , Northwest Nazarene University, Inc. , Revenue , 2018 ,
Refunding , 5% , 10/01/25 ............................................ $ 500,000 $ 500,479
Wisconsin Health & Educational Facilities Authority , Hospital Sisters Services Obligated
Group , Revenue , 2025 A , Refunding , 5% , 8/15/28 ......................... 250,000 266,578
767,057
U.S. Territories 2.4%
District of Columbia 1.6%
District of Columbia ,
a
Georgetown University (The) , Revenue , 2025 A , Refunding , Mandatory Put , 5% ,
4/03/35 ........................................................ 750,000 815,548
International School Obligated Group , Revenue , 2019 , 5% , 7/01/27 ............ 300,000 309,575
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2015 B , Refunding , 5% , 10/01/34 ....................... 1,070,000 1,071,992
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/33 ....................... 500,000 518,231
Aviation , Revenue , 2025 A , Refunding , 5% , 10/01/26 ....................... 225,000 230,216
2,945,562
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2025 A , 5% , 7/01/31 .........
270,000 296,155
Puerto Rico 0.6%
Commonwealth of Puerto Rico ,
c,f
FRN , 2.31%, 11/01/51 .............................................. 12,329 6,827
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 1,000,000 1,034,241
1,041,068
Total U.S. Territories .................................................................... 4,282,785
Total Municipal Bonds (Cost $ 173,105,206 ) .....................................
174,346,005
a a a a
Short Term Investments 3.3%
Shares
a
Management Investment Companies 3.3%
g,h
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 6,000,871 6,000,871
Total Management Investment Companies (Cost $ 6,000,871 ) .....................
6,000,871
Total Short Term Investments (Cost $ 6,000,871 ) .................................
6,000,871
a
Total Investments (Cost $ 179,106,077 ) 100.3% ..................................
$180,346,876
Other Assets, less Liabilities (0.3) % ...........................................
(610,101)
Net Assets 100.0% ...........................................................
$179,736,775
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $7,382,057, representing 4.1% of net assets.
c
The rate shown represents the yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The coupon rate shown represents the rate at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Short-Term Municipal Income Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Short-Term Municipal Income Fund
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short-Term Municipal Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $2,600,107 $70,404,436 $(67,003,672) $— $— $6,000,871 6,000,871 $239,365
Total Affiliated Securities ... $2,600,107 $70,404,436 $(67,003,672) $— $— $6,000,871 $239,365
Level 1 Level 2 Level 3 Total
Putnam Short-Term Municipal Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 174,346,005 $ — $ 174,346,005
Short Term Investments ................... 6,000,871 — — 6,000,871
Total Investments in Securities ........... $6,000,871 $174,346,005 $— $180,346,876
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Short-Term Municipal Income Fund
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.